Commodity Trading Advisors	12 Months Ended
Dec. 31, 2016
Commodity Trading Advisors
Commodity Trading Advisors

Note 4. Commodity Trading Advisors

The Partnership, through the Trading Companies, allocates assets to the commodity trading advisors or through swap transactions based on reference programs of such advisors. Each trading advisor that receives a direct allocation from the Partnership has entered into an advisory contract with the Partnership. The commodity trading advisors are Amplitude Capital International Limited (“Amplitude”), EMC Capital Advisors, LLC (“EMC”), H2O Asset Management, LLP (“H2O”), Lynx Asset Management AB (“Lynx”), Quantica Capital AG (“Quantica”), Rabar Market Research, Inc. (“Rabar”), Revolution Capital Management, LLC (“RCM”), Transtrend B.V.(“Transtrend”), and Winton Capital Management Limited (“Winton”) (collectively, the “Advisors”). The Advisors are paid a consulting fee, either monthly or quarterly, directly or through swap transactions, ranging from 0.5 percent to 1.5 percent per annum of the Partnership’s month-end allocated net assets and a quarterly or semi-annual incentive fee, directly or through swap transactions, ranging from 20 percent to 24.5 percent of the new trading profits on the allocated net assets of the Advisor.